Financial Risk Management and Fair Values of Financial Instruments - Schedule of Financial instruments by Category (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets at fair value through other comprehensive income
Designation of equity instruments	$ 81,646	$ 148,925
Financial assets at amortized cost
Cash and cash equivalents	1,930,411	3,646,756	$ 3,030,298	$ 3,734,316
Financial assets at amortized cost	1,112,985	591,457
Notes receivable	19,456
Accounts receivable	7,080,747	8,241,352
Other receivables (including related parties)	1,824,691	172,695
Refundable deposits	1,052,817	995,358
Financial assets total	13,102,753	13,796,543
Financial liabilities
Financial liabilities designated as at fair value through profit or loss	5,439,544	9,300,087
Financial liabilities at amortized cost
Short-term borrowings	3,521,361	1,075,904
Financial liabilities at amortized cost	1,909,004	1,829,826
Notes payable		127,063
Accounts payable (including related parties)	5,521,443	4,898,806
Other payables (including related parties)	8,860,072	9,880,354
Long-term borrowings (including current portion)	7,669,389	9,031,195
Guarantee deposits	8,400	250,869
Financial liabilities total	32,929,213	36,394,104
Lease liabilities (including current portion)	$ 3,822,485	$ 5,003,553